Financial Information of VIE Subsidiaries included in Consolidated Financial Statements with Intercompany Balances and Transactions Eliminated (Detail)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Variable Interest Entity [Line Items]
Total assets	¥ 350,891,994		¥ 538,094,921		$ 50,538,960
Total liabilities	806,175,318		600,565,840		116,113,398
Net profit (loss)	(676,671,777)	$ (97,461,008)	(384,634,060)	¥ (107,699,214)
Variable Interest Entity, Primary Beneficiary | Before elimination of intercompany balances and transactions
Variable Interest Entity [Line Items]
Total assets	111,978,182		141,614,244		16,128,213
Total liabilities	328,689,556		222,151,400		$ 47,341,143
Net Revenue	38,445,435	5,537,295	34,390,944	42,697,861
Net profit (loss)	¥ (80,050,853)	$ (11,529,721)	¥ (95,285,846)	¥ 101,628,848